As filed with the Securities and Exchange           Registration No. 33-75980*
Commission on December 13, 2000                     Registration No. 811-2513

-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

-------------------------------------------------------------------------------

                      POST-EFFECTIVE AMENDMENT NO. 14 TO
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment To

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                          (EXACT NAME OF REGISTRANT)

                   Aetna Life Insurance and Annuity Company
                              (NAME OF DEPOSITOR)

           151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code: (860) 273-4686

                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
    --------
       X       on December 14, 2000 pursuant to paragraph (b) of Rule 485
    --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

                           VARIABLE ANNUITY ACCOUNT C
                             CROSS REFERENCE SHEET


                                                                                    LOCATION - PROSPECTUS DATED MAY
                                                                                         1, 2000, AS AMENDED BY
                                                                                           SUPPLEMENTS DATED
FORM N-4                                                                                  NOVEMBER 1, 2000 AND
ITEM NO.                            PART A (PROSPECTUS)                                    DECEMBER 14, 2000
        1           Cover Page.......................................   Cover Page

        2           Definitions......................................   Not Applicable

        3           Synopsis.........................................   Contract Overview; Fee Table, as amended

        4           Condensed Financial Information..................   Condensed Financial Information; Appendix III -
                                                                        Condensed Financial Information

        5           General Description of Registrant, Depositor,
                    and Portfolio Companies..........................   Other Topics - The Company, as amended;
                                                                        Variable Annuity Account C; Investment Options

        6           Deductions and Expenses..........................   Fee Table; Fees, as amended

        7           General Description of Variable Annuity
                    Contracts........................................   Contract Overview; Other Topics

        8           Annuity Period...................................   The Income Phase, as amended

        9           Death Benefit....................................   Death Benefit

        10          Purchases and Contract Value.....................   Contract Purchase and Participation; Your
                                                                        Account Value

        11          Redemptions......................................   Right to Cancel

        12          Taxes............................................   Taxation

        13          Legal Proceedings................................   Other Topics - Legal Matters and Proceedings,
                                                                        as amended

        14          Table of Contents of the Statement of
                    Additional Information...........................   Contents of the Statement of Additional
                                                                        Information


                                                                                        LOCATION - STATEMENT OF
                                                                                         ADDITIONAL INFORMATION
                                                                                         DATED MAY 1, 2000, AS
                                                                                               AMENDED ON
     FORM N-4                   PART B (STATEMENT OF ADDITIONAL                           NOVEMBER 1, 2000 AND
     ITEM NO.                             INFORMATION)                                     DECEMBER 14, 2000

        15          Cover Page...........................................    Cover page

        16          Table of Contents....................................    Table of Contents

        17          General Information and History......................    General Information and History, as
                                                                             amended

        18          Services.............................................    General Information and History, as
                                                                             amended; Independent Auditors

        19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

        20          Underwriters.........................................    Offering and Purchase of Contracts

        21          Calculation of Performance Data......................    Performance Data, as amended;
                                                                             Average Annual Total Return Quotation,
                                                                             as amended

        22          Annuity Payments.....................................    Income Phase Payments

        23          Financial Statements.................................    Financial Statements of the Separate
                                                                             Account; Financial Statements

                                   PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B


The Prospectus dated May 1, 2000, as amended, is incorporated into Part A of this Post-Effective Amendment No. 14 by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75980), as filed on April 12, 2000 and declared effective on May 1, 2000, by reference to Prospectus Supplement dated August 21, 2000, as filed under Rule 497(e) on August 21, 2000 (File No. 33-75980) and by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75980), as filed on October 17, 2000.

The Statement of Additional Information dated May 1, 2000, as amended, is incorporated into Part B of this Post-Effective Amendment No. 14 by reference to Registrant's filings under Rules 497(c) and 497(e), as filed on May 2, 2000 and August 21, 2000, respectively (File No. 33-75980), and by reference to Registrant's filing under Rule 497(c) dated November 2, 2000 (File No. 33-75980).

A Supplement dated December 14, 2000 to the Prospectus and to the Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information

         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 1999
                  - Statement of Operations for the year ended December 31, 1999
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended December
                    31, 1999
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1999, 1998 and 1997
                  - Consolidated Balance Sheets as of December 31, 1999 and
                    1998
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1999, 1998 and 1997
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1999, 1998 and 1997
                  - Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life
                  Insurance and Annuity Company establishing Variable Annuity
                  Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(5)
         (4.2)    Variable Annuity Certificate (GTCC-HF)(6)
         (4.3)    Variable Annuity Contract (I-CDA-HD)(7)
         (4.4)    Variable Annuity Contract (GIH-CDA-HB)(6)
         (4.5)    Variable Annuity Contract (IMT-CDA-HO)(6)

         (4.6)    Variable Annuity Contract (G-CDA-HD)(8)
         (4.7)    Variable Annuity Contract (GIP-CDA-HB)(9)
         (4.8)    Endorsement (EGAAE-IO) to Contract GIH-CDA-HB(6)
         (4.9)    Endorsement (EGISA-IA) to Contracts GIH-CDA-HB and
                  IMT-CDA-HO(6)
         (4.10)   Endorsement (EVPE-IC) to Contracts GIH-CDA-HB and
                  IMT-CDA-HO(6)
         (4.11)   Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB(7)
         (4.12)   Endorsement (EGAWA-HC) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB(6)
         (4.13)   Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB(6)
         (4.14)   Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB
                  and IMT-CDA-HO(6)
         (4.15)   Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB(6)
         (4.16)   Endorsement (EGP-MDRHF-96) to Contract G-CDA-HF(6)
         (4.17)   Endorsement (EGP-MDRHD-96) to Contract G-CDA-HD(6)
         (4.18)   Endorsement (EIP-MDRHD-96) to Contract I-CDA-HD(6)
         (4.19)   Endorsement (EIP-MDRPM-96) to Contract IMT-CDA-HO(6)
         (4.20)   Endorsement (ESVB-HB) to Contracts IMT-CDA-HO and
                  GIH-CDA-HB(6)
         (4.21)   Endorsement (EUSR-HC) to Contract IMT-CDA-HO(6)
         (4.22)   Endorsement (EGAWI-HC) to Contract IMT-CDA-HO(6)
         (4.23)   Endorsement (ERPH-HB) to Contract IMT-CDA-HO(6)
         (4.24)   Endorsement (EIECVT-HI) to Contract IMT-CDA-HO(6)
         (4.25)   Endorsement (ESF-GPHIMT-HD) to Contracts IMT-CDA-HO
                  and GIH-CDA-HB(6)
         (4.26)   Endorsement (EEIMEDH-IB) to Contract IMT-CDA-HO(6)
         (4.27)   Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB(6)
         (4.28)   Endorsement (EPUMF-IC) to Contract GIH-CDA-HB(6)
         (4.29)   Endorsement (EGECVT-HI) to Contract GIH-CDA-HB(6)
         (4.30)   Endorsement (ERPH-HB) to Contract GIH-CDA-HB(6)
         (4.31)   Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB(6)
         (4.32)   Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and
                  GIP-CDA-HB(6)
         (4.33)   Endorsement (EFUND97) to Contract IMT-CDA-HO(5)
         (4.34)   Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB,
                  G-CDA-HD and GIP-CDA-HB(10)
         (5.1)    Variable Annuity Contract Application (300-GPP-10)(9)
         (5.2)    Variable Annuity Contract Application (200-IMC-HG)(6)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(11)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(12)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(13)
         (8.3)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(14)
         (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(15)
         (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(15)
         (8.6) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna

                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.7)    Amendment dated November 4, 1998 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance
                  and Annuity Company in connection with the sale of shares of
                  Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on
                  behalf of each of its series and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1,
                  1998(13)
         (8.8)    Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                  on behalf of each of its series, Aetna Generation Portfolios,
                  Inc. on behalf of each of its series and Aetna Variable
                  Portfolios, Inc. on behalf of each of its series dated as of
                  May 1, 1998 and November 4, 1998(15)
         (8.9)    Third Amendment dated May 1, 2000 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance
                  and Annuity Company in connection with the sale of shares of
                  Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on
                  behalf of each of its series and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1, 1998,
                  November 4, 1998 and February 11, 2000(15)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(16)
         (14.1)   Powers of Attorney(4)
         (14.2)   Authorization for Signatures(3)

     1.  Incorporated by reference to Post-Effective Amendment No. 6 to
         Registration Statement on Form N-4      (File No. 33-75986), as filed
         on April 22, 1996.
     2.  Incorporated by reference to Registration Statement on Form N-4
         (File No. 333-56297), as filed on June 8, 1998.
     3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
     4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
     5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
     6. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

     7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
     8. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
     9. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75980), as filed on August 19, 1997.
     10. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.
     11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
     12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
     13. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
     14. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
     15. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
     16. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4(File No. 33-75980), as filed on April 17, 1998.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address*                                     Positions and Offices with Depositor
------------------                                    ------------------------------------
Thomas J. McInerney                                   Director and President

Allan Baker                                           Director and Senior Vice President

Catherine H. Smith                                    Director, Senior Vice President and Chief
                                                      Financial Officer

Kirk P. Wickman                                       Senior Vice President, General Counsel and
                                                      Corporate Secretary

Deborah Koltenuk                                      Vice President, Corporate Controller and Assistant
                                                      Treasurer

Brian Murphy                                          Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 583,777 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section
33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

    (b) The following are the directors and principal officers of the Principal Underwriter:

Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
------------------                                 ---------------------------
Maureen M. Gillis                                  Director and President

Allan Baker                                        Director and Senior Vice President

Robert L. Francis                                  Director and Senior Vice President

Marie Augsberger                                   Senior Vice President

Steven A. Haxton                                   Senior Vice President

Gary J. Hegedus                                    Senior Vice President

Deborah Koltenuk                                   Vice President, Treasurer and Chief Financial
                                                   Officer

Therese Squillacote                                Vice President and Chief Compliance Officer

John F. Todd                                       Corporate Secretary and Counsel (Chief Legal
                                                   Officer)

Martin T. Conroy                                   Vice President and Assistant Treasurer

Reginald Bowen                                     Vice President

Christina Lareau                                   Vice President

Dwyatt McClain                                     Vice President

Terran Titus                                       Vice President

William T. Abramowicz                              Vice President

Douglas J. Ambrose                                 Vice President

Louis E. Bachetti                                  Vice President

Ronald R. Barhorst                                 Vice President

Robert H. Barley                                   Vice President

Steven M. Bresler                                  Vice President

David Brounley                                     Vice President


Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
------------------                                 ---------------------------
Daniel P. Charles                                  Vice President

Brian D. Comer                                     Vice President

Albert J. DiCristofaro, Jr.                        Vice President

John B. Finigan                                    Vice President

Brian P. Harrington                                Vice President

Bernard P. Heffernon                               Vice President

William S. Jasien                                  Vice President

Jess D. Kravitz                                    Vice President

George D. Lessner                                  Vice President

Katherine E. Lewis                                 Vice President

Susan J. Lewis                                     Vice President

James F. Lille                                     Vice President

David J. Linney                                    Vice President

Richard T. Mason                                   Vice President

Joseph F. McClain                                  Vice President

Pamela Mulvey                                      Vice President

W. Michael Montgomery                              Vice President

Scott T. Neeb                                      Vice President

Patrick F. O'Christie                              Vice President

Paulette Playce                                    Vice President

Marcellous J. Reed                                 Vice President

Charles A. Dklader                                 Vice President

Frank W. Snodgrass                                 Vice President

S. Bradford Vaughan, Jr.                           Vice President

Name and Principal                                 Positions and Offices with
Business Address*                                  Principal Underwriter
------------------                                 ---------------------------

Mark Woolhiser                                     Vice President

David A. Kelsey                                    Assistant Vice President

Rose-Marie DeRensis                                Assistant Corporate Secretary

Melinda L. Dziavit                                 Assistant Corporate Secretary


*The principal business address of all directors and officers listed is: 151 Farmington Avenue, Hartford, Connecticut 06156


      (c)      Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                           Aetna Life Insurance and Annuity Company
                           151 Farmington Avenue
                           Hartford, Connecticut 06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75980) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of December, 2000.

                                            VARIABLE ANNUITY ACCOUNT C OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                              (REGISTRANT)

                                   By:      AETNA LIFE INSURANCE AND ANNUITY
                                            COMPANY
                                              (DEPOSITOR)


                                   By:      Thomas J. McInerney*
                                            --------------------
                                            Thomas J. McInerney
                                            President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                                                              Date
---------                             -----                                                              ----

Thomas J. McInerney*                  Director and President                                             )
------------------------------------  (principal executive officer)                                      )
Thomas J. McInerney                                                                                      )
                                                                                                         )
Allan Baker*                          Director                                                           ) December
------------------------------------                                                                     ) 13, 2000
Allan Baker                                                                                              )
                                                                                                         )
Catherine H. Smith*                   Director and Chief Financial Officer                               )
------------------------------------                                                                     )
Catherine H. Smith                                                                                       )
                                                                                                         )
                                                                                                         )
Deborah Koltenuk*                     Corporate Controller                                               )
------------------------------------                                                                     )
Deborah Koltenuk                                                                                         )



By:       /s/ Julie E. Rockmore
          -------------------------------------------------------------

          Julie E. Rockmore
          *Attorney-in-Fact

                                                   VARIABLE ANNUITY ACCOUNT C
                                                          EXHIBIT INDEX


Exhibit No.             Exhibit
-----------             -------
99-B.9                  Opinion and Consent of Counsel
                                                                                                        ------------------

99-B.10                 Consent of Independent Auditors
                                                                                                        ------------------
